EQUITY (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended
	Feb. 21, 2014	Jan. 11, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2011	Oct. 07, 2013	Dec. 29, 2011	May 29, 2014 Common Stock [Member]	Apr. 08, 2014 Common Stock [Member]	Feb. 21, 2014 Placement Agent Warrant [Member]	Jan. 15, 2014 Consulting Firm [Member]	Apr. 24, 2014 Independent Consultants [Member]
Option Indexed to Issuers Equity [Line Items]
Employment Agreement			5 years
Unregistered Common Stock Share Issued											40,000	40,000
Unregistered Common Stocks Fair Value Issued (in dollars)											$ 145,600	$ 145,600
Statutory Surplus Reserve, Minimum, Percentage			10.00%
Statutory Surplus Reserve, Maximum, Percentage			50.00%
Statutory Surplus Reserve, Required Minimum, Percentage			25.00%
Statutory Surplus Reserve, Appropriations			10.00%
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options						94,000	450,000
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Issued Options Weighted Average Exercise Price (in dollars per share)						$ 2.30	$ 1.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			187,644
Allocated Share-based Compensation Expense			58,376	43,737
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period		68,000						4,000	62,000
Stock Issued During Period, Shares, New Issues	734,700
Shares Issued, Price Per Share	$ 9.12
Proceeds from Issuance of Common Stock	$ 6,100,000		$ 6,066,546	$ 0
Warrant To Purchase Common Stock	220,410									73,470
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.86
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years